Reconciliation of profit for the year to cash flow from operations - Summary of Reconciliation of Profit for the Year to Cash Flow From Operations Before Contract Acquisition Costs (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of profit or loss to net cash flows from operating activities [abstract]
Profit for the year	$ 352	$ 541	$ 459
Adjustments for:
Net financial expenses	81	72	80
Income tax charge	133	115	173
Depreciation and amortisation	80	78	75
System Fund depreciation and amortisation	45	36	31
Impairment	0	18	16
Other exceptional items (including System Fund)	151	(13)	13
Equity-settled share-based cost	38	27	23
Dividends from associates and joint ventures	5	4	5
Increase in trade and other receivables	(44)	(71)	(27)
Increase in contract costs	(3)	(5)	(4)
Increase in deferred revenue	141	43	109
Increase in other trade and other payables	7	35	39
Utilisation of provisions (2016: net of insurance recovery)	(6)		(4)
Retirement benefit contributions, net of costs	(12)	(1)	(32)
Cash flows relating to exceptional items	(137)	(44)	(19)
Contract assets deduction in revenue	19	17	13
Other items	4	(3)
Total adjustments	502	308	491
Cash flow from operations before contract acquisition costs	$ 854	$ 849	$ 950